Term Loan (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 15, 2019	Feb. 14, 2019	Jul. 31, 2019
Term loan
Disclosure of detailed information about borrowings [line items]
Proceeds from Term Loan		$ 35,000	$ 35,000
Borrowing costs incurred		$ 1,347
Due within 12 months			3,500
Carrying value of term loan, net			33,374
Total interest expense			252
Interest costs capitalised			511
Accretion of deferred financing costs			$ 387
Canadian Imperial Bank Of Commerce And Bank Of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 65,000
Expected averate rate of interest	mid-to-high 5% per annum range
Maximum borrowing capacity	$ 135,000
Minimum repayment of outstanding balance in percentage.	minimum 2.5% of the outstanding balance each quarter
Canadian Imperial Bank Of Commerce And Bank Of Montreal [Member] | Term loan
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 50,000
Loans maturity	mature in 2022
Canadian Imperial Bank Of Commerce And Bank Of Montreal [Member] | Revolving loan
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 15,000
Loans maturity	mature in 2022